Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Total	Capital stock [member]	Treasury shares [member]	Surplus on issue/sale of shares [member]	Special reserve [member]	Tax incentives reserve [member]	Additional paid-in capital [member]	Legal [member]	Tax incentive [member]	Retained earnings [member]	Appropriation of earnings [member]	Currency translation differences [member]	Effect of translation of subsidiary in hyper- inflationary economy [member]	Cash flow hedge operation [member]	Remeasurement gain (loss) on defined benefit plans [member]	Dividends [member]	Reserve for the acquisition of non-controlling interests [member]	Transaction with shareholders [member]
Beginning balance at Dec. 31, 2016	R$ 996,385	R$ 427,073	R$ (37,149)	R$ 77,923	R$ 0	R$ 17,378	R$ 47,485	R$ 18,650	R$ 20,957	R$ 627,208	R$ 0	R$ (123,908)	R$ 0	R$ (1,548)	R$ (15,288)	R$ 29,670	R$ 0	R$ (92,066)
Net income for the year	670,251										670,251
Other comprehensive income	194,080	0	0	0	0	0	0	0	0	0	0	221,287	0	9,172	(36,379)	0	0	0
Changes in stock option plans and restricted shares:
Provision for stock option plans and restricted shares	19,136						19,136
Exercise of stock option plans and restricted shares	(1,596)		4,605	(2,335)			(3,866)
2016 Dividends subsequently approved at the annual shareholders meeting	(29,670)															(29,670)
Mandatory minimum dividends	(128,741)										(128,741)
Mandatory minimum interest on capital stock	(85,099)										(85,099)
Retained earnings reserve	0	0	0	0	0	0	0	0	0	456,411	(456,411)	0	0	0	0	0	0	0
Ending balance at Dec. 31, 2017	1,634,746	427,073	(32,544)	75,588	0	17,378	62,755	18,650	20,957	1,083,619	0	97,379	0	7,624	(51,667)	0	0	(92,066)
Net income for the year	548,379	0	0	0	0	0	0	0	0	0	548,379				0	0		0
Other comprehensive income	438,822	0	0	0	0	0	0	0	0	0	0	483,212	(19,074)	(29,818)	4,502	0		0
Changes in stock option plans and restricted shares:
Provision for stock option plans and restricted shares	52,543	0	0	0	0	0	52,543	0	0	0	0				0	0		0
Exercise of stock option plans and restricted shares	1,067	0	13,136	(3,372)	0	0	(8,697)	0	0	0	0				0	0		0
Changes in tax incentive reserves	0	0	0	0	0	(17,378)	0	0	17,378	0	0				0	0		0
Mandatory minimum dividends	(56,661)	0	0	0	0	0	0	0	0	0	(56,661)				0	0		0
Mandatory minimum interest on capital stock	(111,449)	0	0	0	0	0	0	0	0	0	(111,449)				0	0		0
Retained earnings reserve	0	0	0	0	0	0	0	0	0	336,532	(336,532)				0	0		0
Tax incentive reserve	0	0	0	0	0	0	0	0	43,737	0	(43,737)				0	0		0
Adjustment effect of hyperinflationary economy	66,655	0	0	0	0	0	150,513	0	0	(83,858)	0	0	0	0	0	0	0	0
Ending balance at Dec. 31, 2018	2,574,102	427,073	(19,408)	72,216	0	0	257,114	18,650	82,072	1,336,293	0	580,591	(19,074)	(22,194)	(47,165)	0	0	(92,066)
Net income for the year	155,467
Net income for the year	392,391	0	0	0	0	0	0	0	0	0	392,391				0	0		0
Other comprehensive income	322,848	0	0	0	0	0	0	0	0	0	0	244,100	17,666	70,569	(9,487)	0	0	0
Capital increase	52,673	52,673	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Changes in stock option plans and restricted shares:
Provision for stock option plans and restricted shares	104,078	0	0	0	0	0	104,078	0	0	0	0				0	0		0
Exercise of stock option plans and restricted shares	(2,562)	0	15,615	16,156	0	0	(34,333)	0	0	0	0				0	0		0
Cancellation of shares - RCA 16.12.19 - Protocol and convention of incorporation	0	0	3,793	(3,793)	0	0	0	0	0	0	0	0	0	0	0	0		0
Mandatory minimum interest on capital stock	(110,671)	0	0	0	0	0	0	0	0	0	(110,671)				0	0		0
Retained earnings reserve	0	0	0	0	0	0	0	0	0	206,268	(206,268)				0	0		0
Tax incentive reserve	0	0	0	0	0	0	0	0	75,452	0	(75,452)				0	0		0
Adjustment effect of hyperinflationary economy	59,818	0	0	0	0	0	61,870	0	0	(2,052)	0				0	0		0
AGE 17.09.2019 - Capitalization of part of the balance of the Profit Reserve account	0	1,242,165	0	0	0	0	0	0	0	(1,242,165)	0	0	0	0	0	0	0	0
Ending balance (Previously stated [member]) at Dec. 31, 2019	3,392,677	1,721,911	0	84,579	0	0	388,729	18,650	157,524	298,344	0	824,691	(1,408)	48,375	(56,652)	0	0	(92,066)
Ending balance (Predecessor adjustments [member]) at Dec. 31, 2019	(30,331)	(236,475)	0	708,760	206,592	0	(388,729)	(18,650)	(157,524)	(299,772)	155,467	0	0	0	0	0		0
Ending balance at Dec. 31, 2019	R$ 3,362,345	R$ 1,485,436	R$ 0	R$ 793,339	R$ 206,592	R$ 0	R$ 0	R$ 0	R$ 0	R$ (1,428)	R$ 155,467	R$ 824,691	R$ (1,408)	R$ 48,375	R$ (56,652)	R$ 0	R$ 0	R$ (92,066)